Financial Instruments - Trade Receivables - Movement in the bad debt provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in the bad debt provision
Opening balance	€ 22,291	€ 20,531	€ 19,706
Net charges for the year	2,436	4,971	6,443
Net cancellations for the year	(124)	(3,142)	(5,650)
Transfers	(29)	(19)
Translation differences	(1,589)	(50)	32
Closing balance	€ 22,985	€ 22,291	€ 20,531